Expense Example - PUTNAM MINNESOTA TAX EXEMPT INCOME FUND II	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 482
Expense Example, with Redemption, 3 Years	657
Expense Example, with Redemption, 5 Years	847
Expense Example, with Redemption, 10 Years	1,395
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	1,688
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	739
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	$ 689